Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of derivatives subject to reform of reference interest rate (Detail) - PEN (S/)
S/ in Thousands
12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Position Purchased [Member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 486,062	S/ 617,426
Position Purchased [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	600,482	737,036
Position Purchased 3 Month LIBOR [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 208,002	S/ 315,555
Average term in years	[1]	5 years 9 months 18 days	5 years 10 months 24 days
Position Purchased 6 Month LIBOR [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 278,060	S/ 301,871
Average term in years	[1]	8 years 2 months 12 days	9 years 4 months 24 days
Position Purchased 6 Month LIBOR [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 114,420	S/ 119,610
Average term in years	[1]	1 year 6 months	2 years 6 months
Position Sold [Member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 598,585	S/ 846,679
Position Sold [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	800,727	1,077,925
Position Sold 3 Month Libor [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 251,873	S/ 473,042
Average term in years	[1]	5 years 3 months 18 days	5 years
Position Sold 6 Month Libor [Member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 346,712	S/ 373,637
Average term in years	[1]	7 years 1 month 6 days	8 years 3 months 18 days
Position Sold 6 Month Libor [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 202,142	S/ 231,246
Average term in years	[1]	1 year 9 months 18 days	2 years 8 months 12 days

[1]	Balances as of December 31, 2022 and 2021, that will change no later than June 30, 2023 to the new benchmark rate.